ACQUISITION OF SUBSIDIARIES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
ACQUISITION OF SUBSIDIARIES

27 ACQUISITION OF SUBSIDIARIES

27.1 Acquisition of Matter DK ApS (“Matter Acquisition”)

On 3 October 2025, the Group acquired a 100% interest in Matter, which is principally engaged in the commercial ESG data and analytics platform business. The acquisition has been accounted for as an acquisition of business using the acquisition method.

The purchase price was paid through the issuance of 1,241,496 Ordinary Shares (“Consideration Shares”) (Post Share Consolidation: 155,187 Ordinary Shares), with 1,055,272 Consideration Shares (Post Share Consolidation: 131,909 Ordinary Shares) issued upon the closing of the transaction and the balance of 186,224 Consideration Shares (Post Share Consolidation: 23,278 Ordinary Shares) will be issued 12 months after the closing. The Consideration Shares are subject to an 18-month lock-up period.

Considerations transferred

USD
Consideration Shares issued	17,380,331
Consideration Shares to be issued	3,067,109
Total	20,447,440

Acquisition-related costs consisting of the fair value of 62,074 Ordinary Shares (Post Share Consolidation: 7,759 Ordinary Shares) issued to an introducing party as a transaction finder’s fee have been excluded from the consideration transferred and have been recognized as an expense during the year ended March 31, 2026.

Assets acquired and liabilities recognized at the date of acquisition on provisional basis

USD
Intangible asset– technology	2,510,000
Intangible asset – customer relationship	240,000
Trade receivables, net	107,740
Other receivables, deposit and prepayment	134,501
Contract assets	97,672
Cash and cash equivalents	5,585
Trade payable	(1,041,128)
Other payables and accruals	(823,725)
Loans from the Company prior to the acquisition	(768,620)
Deferred revenue	(261,351)
Deferred tax liabilities	(605,000)
(404,326)

Goodwill arising on acquisition

USD
Consideration transferred	20,447,440
Less: recognized amounts of net assets acquired	404,326
Goodwill arising on acquisition	20,851,766

Goodwill arose on Matter Acquisition because the acquisition included the assembled workforce of Matter and the expected synergies from combining operations of the Company and Matter. These benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.

None of the goodwill arising on these acquisitions is expected to be deductible for tax purposes.

Net cash inflow on acquisition

USD
Cash and cash equivalents acquired	5,585

Impact of acquisition on the results of the Group

Included in the loss for the year is a loss of $2,339,650 attributable to the business operations by Matter. Revenue for the year includes $569,375 generated from Matter.

The Group has not disclosed the revenue and loss of the combined entity for the current reporting period. It is impracticable to prepare and disclose this pro-forma information because Matter maintained a different financial reporting year-end and applied divergent local accounting frameworks prior to the acquisition.

Impairment loss recognized at the initial recognition of goodwill

The total purchase price of the acquisition was determined under the initial memorandum of understanding to value the equity of Matter at $13 million based on a trailing volume-weighted average price (VWAP). However, in accordance with IFRS 3, equity-settled consideration must be measured at its fair value as of the acquisition date (October 3, 2025). Due to a significant subsequent increase in the Company’s share price between the agreement reference period and the acquisition date, the acquisition-date fair value of the consideration transferred increased to $20.5 million.

This driven adjustment to the consideration escalated the accounting purchase price relative to the underlying standalone business fair values. Accordingly, at the acquisition date, management conducted an impairment review of the resulting goodwill under IAS 36. Because the commercial valuation of the acquired cash-generating unit (CGU) remained supported at $13.5 million based on operational projections, the excess consideration value of $7.0 million (the difference between the accounting fair value of $20.5 million and the business valuation of $13.5 million) was determined to be unrecoverable through future cash flows. Accordingly, a impairment loss on goodwill of $7.0 million was recognized at the initial integration date and is included within the “other income, gains or losses” line item in the consolidated statement of profit or loss for the year ended March 31, 2026.

The recoverable amount of CGU of $13.5 million has been determined based on a value in use calculation. That calculation uses cash flow projections based on financial budgets approved by the management of the Group with a discount rate of 16.9% as at October 3, 2025. The cash flows beyond the eight-year period are extrapolated using 2% growth rate. Another key assumption for the value in use calculated is the budgeted gross margin, which is determined based on the CGU’ past performance and management expectations for the market development.

27.2 Acquisition of The Remedy Project Limited (“TRP Acquisition”)

On January 7, 2026, the Group acquired a 100% interest in The Remedy Project Limited, which is principally engaged in the consulting and sustainability-technology business and was acquired with the objective of expanding the Group’s advisory offerings. The acquisition has been accounted for as an acquisition of business using the acquisition method.

The purchase price was paid through issuance of 1,000,000 Ordinary Shares (Post Share Consolidation: 125,000 Ordinary Shares) on the closing date and the commitment to issue up to an additional 1,000,000 Ordinary Shares, provided certain operating and earnout targets, set forth in the sales and purchase agreement are met over the three year period from closing. 250,000 additional Ordinary Shares (Post Share Consolidation: 31,250 Ordinary Shares) were issued on March 27, 2026 and 250,000 additional Ordinary Shares (Post Share Consolidation: 31,250 Ordinary Shares) will be issued 18 months after closing, with the remaining 500,000 Ordinary Shares (the “TRP Earns-out”) subject to the below conditions:

●	250,000 Ordinary Shares (Post Share Consolidation: 31,250 Ordinary Shares) – achieve an EBITDA target of $4.1m for the year ending March 31, 2028
●	250,000 Ordinary Shares (Post Share Consolidation: 31,250 Ordinary Shares) – achieve an EBITDA target of $8.2 m for the year ending March 31, 2029

Considerations transferred

USD
Ordinary shares issued on TRP Acquisition’s closing date	3,789,999
Ordinary shares issued on March 27, 2026	947,500
Ordinary shares to be issued 18 months after TRP Acquisition’s closing date	947,500
Total	5,684,999

Management determined that the fair value of contingent arrangement of the TRP Earns-out amounted to $Nil as at the acquisition date and March 31, 2026.

Assets acquired and liabilities recognized at the date of acquisition on provisional basis

USD
Intangible asset– customer relationship	270,000
Trade receivables, net	122,912
Other receivables, deposit and prepayment	5,356
Due from a related company	922
Cash and cash equivalents	33,039
Trade payable	(2,446)
Other payables and accruals	(1,091)
Deferred revenue	(280,867)
Deferred tax liabilities	(44,550)
103,275

Goodwill arising on acquisition

USD
Consideration transferred	5,684,999
Less: recognized amounts of net assets acquired	(103,275)
Goodwill arising on acquisition	5,581,724

Goodwill arose on TRP Acquisition because the acquisition included the assembled workforce of TRP and the expected synergies from combining operations of the Company and TRP. These benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.

None of the goodwill arising on these acquisitions is expected to be deductible for tax purposes.

Net cash inflow on acquisition

USD
Cash and cash equivalents acquired	33,039

Impact of acquisition on the results of the Group

Included in the loss for the year is loss of $98,359 attributable to the business operations of TRP. Revenue for the year includes $33,663 generated from TRP.

The Group has not disclosed the revenue and loss of the combined entity for the current reporting period. It is impracticable to prepare and disclose this pro forma information because TRP maintained a different financial reporting year-end and applied divergent local accounting frameworks prior to the acquisition.

26.3 Acquisition of planA.earth GmbH (“planA Acquisition”)

On January 13, 2026, the Group acquired a 100% interest in planA.earth GmbH, which is principally engaged in the corporate carbon accounting and decarbonization software business. The acquisition has been accounted for as an acquisition of business using the acquisition method.

The purchase price was settled by €3 million in cash and 6,720,317 Ordinary Shares (Post Share Consolidation: 840,040 Ordinary Shares). The Ordinary Shares are subject to a lock-up as follows: (a) 25% released at 6 months after the closing date; (b) a further 25% released at 9 months after the closing date; (c) a further 25% released at 12 months after the closing date; and (d) the remaining 25% released at 15 months after the closing date.

In addition, subject to the achievement of the financial targets set forth below, the Sellers shall be entitled to a performance related earn out payment for fiscal years 2026 and 2027. An amount of €10 million shall be payable in Ordinary Shares, at a share price of $9.10 (Post Share Consolidation: share price of $72.80), if the fully paid annualized value of recurring revenue of planA (the “Paid ARR”) in the twelve months period ending on March 31, 2027 (the “FY 2026”) amounts to or exceeds €11.3 million (the “ARR Target 2026”). Twenty percent of any excess Paid ARR in FY 2026 shall be counted towards the ARR Target 2027 (the “excess FY 2026 ARR”), as defined below. An amount of €15 million (the “ARR Target 2027”) shall be payable in Ordinary Shares, at a share price of $9.10 (Post Share Consolidation: share price of $72.80), if the Paid ARR in the twelve months period ending on 31 March 2028 (the “FY 2027” and together with excess FY 2026 ARR) amounts to or exceeds €17 million. Management determined that the fair value of such contingent settlement amounted to $Nil as at the acquisition date and March 31, 2026.

Considerations transferred

USD
Cash consideration	3,519,098
Ordinary shares issued	17,338,418
Total	20,857,516

Assets acquired and liabilities recognized at the date of acquisition on provisional basis

USD
Intangible asset– technology	2,020,000
Intangible asset – brand name	1,800,000
Intangible asset – customer relationship	200,000
Trade receivables, net	342,071
Other receivables, deposit and prepayment	351,946
Tax receivables	14,240
Cash and cash equivalents	970,683
Trade payable	(20,043)
Other payables and accruals	(703,241)
Deferred revenue	(1,020,319)
Deferred tax liabilities	(1,213,035)
2,742,302

Goodwill arising on acquisition

USD
Consideration transferred	20,857,516
Less: recognized amounts of net assets acquired	(2,742,302)
Goodwill arising on acquisition	18,115,214

Goodwill arose on planA Acquisition because the acquisition included the assembled workforce of planA and the expected synergies from combining operations of the Company and planA. These benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.

None of the goodwill arising on these acquisitions is expected to be deductible for tax purposes.

Net cash outflow on acquisition

USD
Cash consideration paid	3,519,098
Less: Cash and cash equivalents acquired	(970,683)
2,548,415

Impact of acquisition on the results of the Group

Included in the loss for the year is loss of $849,553 attributable to the business operations of planA. Revenue for the year includes $582,390 generated from planA.

The Group has not disclosed the revenue and loss of the combined entity for the current reporting period. It is impracticable to prepare and disclose this pro forma information because planA maintained a different financial reporting year-end and applied divergent local accounting frameworks prior to the acquisition.